Capital Stock (Tables)	12 Months Ended
Dec. 31, 2014
Class of Stock Disclosures [Abstract]
Schedule of Board authorizations for common stock repurchases
From time to time, our Board authorizes us to repurchase our common stock. The repurchases are effected from time to time in the open market, through negotiated transactions, including accelerated share repurchase agreements, and through plans designed to comply with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. The activity under Board authorized share repurchase programs in 2014, 2013 and 2012 was as follows:

	Purchase Not to Exceed	Shares Purchased
		2014		2013		2012
(Millions)		Shares	Cost	Shares	Cost	Shares	Cost
Authorization date:
November 21, 2014	$1,000.0	—	$—	—	$—	—	$—
February 28, 2014	1,000.0	7.6	621.0	—	—	—	—
September 27, 2013	750.0	8.3	597.0	2.3	153.0	—	—
February 19, 2013	750.0	—	—	11.6	750.0	—	—
July 27, 2012	750.0	—	—	9.1	504.7	5.3	245.3
February 24, 2012	750.0	—	—	—	—	17.8	750.0
September 23, 2011	750.0	—	—	—	—	9.2	422.2
Total repurchases	N/A	15.9	$1,218.0	23.0	$1,407.7	32.3	$1,417.5

Repurchase authorization remaining at December 31,		N/A	$1,379.0	N/A	$597.0	N/A	$504.7

Dividends declared
In 2014 and 2013 our Board declared the following cash dividends:

Date Declared	Dividend Amount Per Share	Stockholders of Record Date	Date Paid/ To be Paid	Total Dividends (Millions)
February 19, 2013	$.20	April 11, 2013	April 26, 2013	$65.3
May 17, 2013	.20	July 11, 2013	July 26, 2013	74.4
September 27, 2013	.20	October 10, 2013	October 25, 2013	73.5
December 6, 2013	.225	January 16, 2014	January 31, 2014	81.6
February 28, 2014	.225	April 10, 2014	April 25, 2014	80.4
May 30, 2014	.225	July 10, 2014	July 25, 2014	79.6
September 19, 2014	.225	October 16, 2014	October 31, 2014	79.0
November 21, 2014	.25	January 15, 2015	January 30, 2015	87.5

Accelerated Share Repurchases [Table Text Block]
We have completed the following accelerated share repurchase programs with repurchase periods during the year ended December 31, 2014:

Trade Date:	Value of Repurchase Program (Millions)	Repurchase Period	Number of Shares Repurchased (Millions)
May 16, 2014	$100.0	July 2014	1.2
August 5, 2014	100.0	October 2014	1.3